Label	Element	Value
SIIT LONG DURATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LONG DURATION FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Return characteristics similar to those of high quality bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 109% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Long Duration Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade US dollar-denominated fixed income instruments. The Fund will primarily invest in long duration government and corporate fixed income securities and may also invest in synthetic instruments or derivatives having economic characteristics similar to fixed income securities. The Fund will invest in a broad array of fixed income instruments including: (i) US and foreign corporate obligations; (ii) securities issued or guaranteed by the

U.S. Government and its agencies and instrumentalities; (iii) fixed income securities issued by sovereigns or agencies in both developed and emerging foreign markets; (iv) obligations of supranational entities; and (v) debt obligations issued by state, provincial, county or city governments or other municipalities, as well as those of public utilities, universities and other quasi-governmental bodies.

The Fund will primarily invest in the instruments described above. It may also invest in futures contracts, forward contracts, and swaps, including interest rate swaps, single security swaps, swaps on an index of securities or credit default swaps. The Fund will primarily use such derivatives for hedging purposes to attempt to manage the Fund's exposure to changes in interest rate duration and related investment risks resulting from the interaction of interest rate changes over time and the current value of fixed income securities. The Fund will typically use options and swaps in an attempt to either mitigate the Fund's overall level of risk or to gain exposure to a particular fixed income security or segment of the fixed income market. Interest rate swaps, credit default swaps and total return swaps may be used to manage various portfolio exposures including but not limited to interest rate risk and credit risk. The Fund may use credit default swaps to take an active long or short position with respect to a security or basket of securities. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The Fund may also, to a lesser extent, invest in shares of exchange-traded funds (ETFs) or mutual funds to obtain exposure to certain fixed income markets.

While the Fund may invest in securities with any maturity or duration, the Fund under normal circumstances will seek to maintain an effective average duration of greater than ten years. The Fund's effective average duration was 15.84 years as of July 31, 2020. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security's price to changes in interest rates. For example, if a fixed income security has a ten-year duration, it will decrease in value by 10% if interest rates rise 1% and increase in value by 10% if interest rates fall 1%. Fixed income instruments with higher duration typically have higher risk and higher volatility.

The Fund uses a multi-manager approach under the general supervision of SEI Investments Management Corporation (SIMC or the Adviser), allocating its assets among one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) using different investment strategies designed to provide current income consistent with the preservation of capital. Due to its investment strategy, the Fund may buy and sell securities frequently.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk — The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Duration Risk — The longer-term securities in which the Fund may invest are more volatile. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Investment Style Risk — The risk that longer-term U.S. fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which a Fund invests. A low interest rate environment may present greater interest rate risk, because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Sovereign Debt Securities Risk — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, because of factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and to make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund's holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

Derivatives Risk — The Fund's use of futures, forwards and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Credit risk, leverage risk and liquidity risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts and swaps is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Market risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund's initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses.

Currency Risk — As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund's active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security's value.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Leverage Risk — The Fund's use of derivatives may result in the Fund's total investment exposure substantially exceeding the value of its portfolio securities and the Fund's investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Fund's use of leverage may result in a heightened risk of investment loss.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund's performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, just as you could with other investments.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years and since the Fund's inception compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 70/30 Blended Benchmark, which consists of the Bloomberg Barclays U.S. Long Credit Index and the Bloomberg Barclays U.S. Long Government Index. The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-DIAL-SEI
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 13.85% (09/30/11) Worst Quarter: -7.40% (06/30/15) The Fund's total return from January 1, 2020 to June 30, 2020 was 12.85%.
Year to Date Return, Label	rr_YearToDateReturnLabel	total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.85%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.40%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 70/30 Blended Benchmark, which consists of the Bloomberg Barclays U.S. Long Credit Index and the Bloomberg Barclays U.S. Long Government Index. The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflect the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

SIIT LONG DURATION FUND | Bloomberg Barclays U.S. Long Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Long Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND | The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Fund's 70/30 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 468
Annual Return 2010	rr_AnnualReturn2010	12.68%
Annual Return 2011	rr_AnnualReturn2011	20.50%
Annual Return 2012	rr_AnnualReturn2012	10.56%
Annual Return 2013	rr_AnnualReturn2013	(8.04%)
Annual Return 2014	rr_AnnualReturn2014	19.01%
Annual Return 2015	rr_AnnualReturn2015	(3.65%)
Annual Return 2016	rr_AnnualReturn2016	8.24%
Annual Return 2017	rr_AnnualReturn2017	11.72%
Annual Return 2018	rr_AnnualReturn2018	(5.17%)
Annual Return 2019	rr_AnnualReturn2019	21.08%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2004
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.26%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.72%